UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04612

Name of Fund: BlackRock EuroFund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EuroFund,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2012

Date of reporting period: 12/31/2011

Item 1 – Report to Stockholders

December 31, 2011

Semi-Annual Report (Unaudited)

BlackRock EuroFund

BlackRock Global SmallCap Fund, Inc.

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Dear Shareholder

Investors endured a very difficult environment in 2011. Financial markets were extremely volatile as a number of high-profile global events drove frequent about-face changes in investor sentiment. As the year progressed, news flow increasingly influenced trading decisions, to the point where company fundamentals were largely ignored. In the end, lower-risk assets won the “risk on — risk off” trading tug-of-war that characterized 2011’s market activity.

Early in the year, political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted global supply chains and concerns mounted regarding US debt and deficit issues. Nevertheless, equities, commodities and high yield bonds outpaced the less risky asset classes as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data.

Markets reversed sharply in May, however, when the heightened possibility of Greece defaulting on its debt rekindled fears about sovereign debt problems spreading across Europe. Concurrently, economic indicators signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, debt problems escalated in Italy and Spain, and exposure to European sovereign bonds stressed banks globally. Late in the summer, economic data out of the United States and Europe grew increasingly bleak while China and other emerging economies began to show signs of slowing growth. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historical highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, after months of deliberation, European leaders began to show signs of progress toward stemming the region’s debt crisis. These encouraging developments brought investors back from the sidelines and risk assets rallied through the month. However, a lack of definitive details about Europe’s rescue plan soon raised doubts among investors and thwarted the rally at the end of October. The last two months of the year saw political instability in Greece, unsustainable yields on Italian bonds, and US policymakers bickering over budget issues. Global central bank actions and improving economic data energized investors, but confidence was easily tempered by sobering news flow that resurrected uncertainty about the ability of Europe’s leaders to ultimately contain the debt crisis.

Most equity markets failed to fully recover their late-summer losses, although US large cap stocks managed to finish the year with a marginal gain given their perceived safety and stronger US economic data. Conditions were worse overseas, and international markets experienced some significant downturns. Dividend-paying stocks performed relatively well as investors sought yield in the low interest rate environment. Fixed income securities benefited from declining yields and delivered positive returns for the year. US Treasury bonds outperformed other fixed income classes despite their quality rating downgrade, while municipal bonds also delivered superior results. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Many of the themes that caused uncertainty in 2011 are likely to persist well into 2012. While the investment landscape appears treacherous, BlackRock is working for you. We have a roadmap to show you the way.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“While the investment landscape appears treacherous, BlackRock is working for you. We have a roadmap to show you the way.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of December 31, 2011

	6-month	12-month
US large cap equities	(3.69)%	2.11%
(S&P 500® Index)
US small cap equities	(9.77)	(4.18)
(Russell 2000® Index)
International equities	(16.31)	(12.14)
(MSCI Europe, Australasia,
Far East Index)
Emerging market equities	(19.13)	(18.42)
(MSCI Emerging Markets
Index)
3-month Treasury bill (BofA	0.02	0.10
Merrill Lynch 3-Month
Treasury Bill Index)
US Treasury securities	13.46	17.15
(BofA Merrill Lynch 10-
Year US Treasury Index)
US investment grade	4.98	7.84
bonds (Barclays Capital US
Aggregate Bond Index)
Tax-exempt municipal	5.78	10.62
bonds (S&P Municipal
Bond Index)
US high yield bonds	(0.02)	4.96
(Barclays Capital US
Corporate High Yield 2%
Issuer Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2011	BlackRock EuroFund

Investment Objective

BlackRock EuroFund's (the “Fund”) investment objective is to seek capital appreciation primarily through investment in equities of corporations domiciled in European countries.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended December 31, 2011, the Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe Index.

What factors influenced performance?

•	The Fund’s holdings in European financial stocks hurt performance as the region’s sovereign debt crisis escalated during the period. Overweight positions in banks BNP Paribas SA, KBC Bancassurance Holding and Deutsche Bank AG and insurance companies AXA SA and ING Groep NV CVA detracted from performance relative to the benchmark index. Elsewhere in the portfolio, beverage producer Carlsberg A/S was a notable detractor as the company lost market share and experienced deteriorating margins during the period. Carlsberg A/S’s share price was also hurt by harsher regulatory rulings in Russia designed to reduce alcohol consumption. Pharmaceutical company Bayer AG saw its share price weaken after US regulators requested more data on key blood thinning drug Xarelto. The Fund’s holdings in seismic services company Cie Generale de Geophysique — Veritas also had a negative impact on returns due to investors’ concerns about the sustainability of oil prices during the third quarter.
•	Contributing positively to performance for the period was a sector overweight and stock selection in industrials, where building materials supplier Wolseley Plc was among the top-performing stocks, as it rebounded from oversold levels on improving US economic data. Elsewhere in the portfolio, engine manufacturer Rolls-Royce Holdings Plc was a strong contributor to Fund performance. Overweight positions in a number of relatively defensive companies proved beneficial, including telecommunications company Vodafone Group Plc, pharmaceuticals firm GlaxoSmithKline Plc, brewer Anheuser-Busch InBev NV and tobacco company Imperial Tobacco Group Plc. Despite overall negative performance in the energy sector, a position in global oil and gas exploration company Tullow Oil Plc boosted returns as the stock rallied following the discovery of significant oil deposits off the coast of French Guiana.

Describe recent portfolio activity.

•	During the six-month period, the Fund took profits on a number of consumer discretionary holdings following their strong performance in the first half of 2011. These included automobile-related companies Continental AG and Nokian Renkaat Oyj, as well as watch maker Swatch Group AG. Some of the proceeds were used to increase the Fund’s industrials exposure by establishing new positions in high-quality engine manufacturer Rolls-Royce Holdings Plc, toll-road operators Vinci SA and Atlantia SpA and budget airline Ryanair Holdings Plc.

Describe portfolio positioning at period end.

•	As of period end, relative to the MSCI Europe Index, the Fund was overweight in the industrials, materials and consumer staples sectors, broadly neutral to the index in health care, information technology (“IT”) and energy, and underweight in telecommunications services, financials, consumer discretionary and utilities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments
Roche Holding AG	4%
Nestle SA, Registered Shares	4
Anheuser-Busch InBev NV	4
Imperial Tobacco Group Plc	3
Rolls-Royce Holdings Plc	3
Royal Dutch Shell Plc, Class B	3
Vodafone Group Plc	3
Tullow Oil Plc	3
Eni SpA	3
GlaxoSmithKline Plc	3

Geographic Allocations	Percent of Long-Term Investments
United Kingdom	40%
Switzerland	12
Germany	11
France	10
Netherlands	6
Italy	6
Belgium	4
Denmark	4
Ireland	2
Finland	2
Luxembourg	2
Spain	1

4	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

BlackRock EuroFund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]	Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stock and convertible securities, of companies located in Europe. The Fund currently expects that a majority of the Fund’s assets will be invested in equity securities of companies in Western European countries, but may also invest in emerging markets in Eastern European countries.
[3]	This unmanaged broad-based capitalization-weighted index is comprised of a representative sampling of large-, medium- and small-capitalization companies in developed European countries.

Performance Summary for the Period Ended December 31, 2011

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(21.35)%	(14.56)%	N/A	(6.43)%	N/A	4.12%	N/A
Investor A	(21.40)	(14.68)	(19.16)%	(6.60)	(7.60)%	3.90	3.34%
Investor B	(22.31)	(16.29)	(20.03)	(7.82)	(8.08)	3.15	3.15
Investor C	(21.84)	(15.54)	(16.36)	(7.40)	(7.40)	3.04	3.04
Class R	(21.76)	(15.28)	N/A	(7.17)	N/A	3.57	N/A
MSCI Europe Index	(18.44)	(11.06)	N/A	(5.20)	N/A	4.35	N/A

[4]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period[5]	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$786.50	$ 5.12	$1,000.00	$1,019.34	$ 5.79	1.14%
Investor A	$1,000.00	$786.00	$ 5.93	$1,000.00	$1,018.50	$ 6.70	1.32%
Investor B	$1,000.00	$776.90	$15.23	$1,000.00	$1,008.01	$17.21	3.41%
Investor C	$1,000.00	$781.60	$ 9.94	$1,000.00	$1,013.99	$11.24	2.22%
Class R	$1,000.00	$782.40	$ 8.92	$1,000.00	$1,015.15	$10.08	1.99%

[5]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
[6]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	5

Fund Summary as of December 31, 2011	BlackRock Global SmallCap Fund, Inc.

Investment Objective

BlackRock Global SmallCap Fund, Inc.'s (the “Fund”) investment objective is to seek long-term growth of capital by investing primarily in a portfolio of equity securities of small cap issuers located in various foreign countries and in the United States.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended December 31, 2011, the Fund underperformed its benchmark, the Morgan Stanley Capital International (“MSCI”) World Small Cap Index, while underperforming the broader MSCI World Index. The following discussion pertains to the Fund’s performance relative to the MSCI World Small Cap Index.

What factors influenced performance?

•	Stock selection in the health care sector, especially in the biotechnology industry, detracted from the Fund’s performance relative to the benchmark index. Also hurting returns was selection in the industrials sector, where notable individual detractors included machinery names Terex Corp. and Sulzer AG as well as industrial conglomerate Rheinmetall AG. The Fund’s positioning within consumer staples had a negative impact, with an underweight to food retailers and selection within personal products hindering returns.
•	Contributing positively to performance for the period was stock selection in the energy sector, where the Fund benefited from its holdings in companies with exposure to growth in natural gas production using new methods of extraction from shale. Petrohawk Energy Corp. and Dominion Petroleum Ltd. were notable performers in this space. In the IT sector, stock selection had a positive impact on returns, especially in the software industry, where Radiant Systems, Inc. and Nuance Communications, Inc. were strong performers. The Fund also benefited from a sector overweight to health care and its allocation to cash.

Describe recent portfolio activity.

•	During the six-month period, the Fund increased exposure to utilities and consumer staples. Within financials, holdings of banks and thrifts were increased while real estate investment trusts (“REITs”) were trimmed. In the health care sector, the Fund added to holdings in the equipment & supplies industry and reduced exposure to pharmaceuticals. Additionally, the Fund’s cash allocation decreased over the period.

Describe portfolio positioning at period end.

•	At period end, the Fund’s largest sector overweights relative to the MSCI World Small Cap Index were in health care and IT, while the most significant underweights were in financials, consumer discretionary and industrials. From a geographic perspective, the Fund’s holdings remained underweight to the United States and the United Kingdom, as well as Japan, although to a lesser degree than at the beginning of the reporting period. The Fund held overweight exposures to emerging markets and Europe, with a significant position in Switzerland.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments
Omnicare, Inc.	1%
Coventry Health Care, Inc.	1
Aryzta AG	1
Oasis Petroleum, Inc.	1
Timken Co.	1
Ingenico	1
LKQ Corp.	1
UIL Holdings Corp.	1
IPC The Hospitalist Co., Inc.	1
Electronic Arts, Inc.	1

Geographic Allocations	Percent of Long-Term Investments
United States	47%
Japan	7
United Kingdom	6
Canada	5
Switzerland	5
Germany	3
Australia	3
France	3
Hong Kong	2
Denmark	2
Ireland	2
Bermuda	2
Other[1]	13

[1]	Other includes a 1% holding in each of the following countries: Brazil, China, India, Israel, Italy, Malaysia, Norway, Portugal, Singapore, Spain, South Korea, Taiwan and United Arab Emirates.
6	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

BlackRock Global SmallCap Fund, Inc.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund invests primarily in a diversified portfolio of equity securities of small cap issuers located in various foreign countries and in the United States.
[3]	This unmanaged market-capitalization weighted index is comprised of a representative sampling of stocks of large-, medium- and small-capitalization companies in 24 countries, including the United States.
[4]	This unmanaged broad-based index is comprised of small cap companies from 24 developed markets.

Performance Summary for the Period Ended December 31, 2011

		Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(14.22)%	(10.48)%	N/A	0.91%	N/A	7.00%	N/A
Investor A	(14.34)	(10.68)	(15.37)%	0.62	(0.46)%	6.71	6.14%
Investor B	(14.79)	(11.56)	(15.54)	(0.27)	(0.59)	6.02	6.02
Investor C	(14.73)	(11.49)	(12.37)	(0.22)	(0.22)	5.85	5.85
Class R	(14.54)	(11.10)	N/A	0.17	N/A	6.41	N/A
MSCI World Index	(10.29)	(5.54)	N/A	(2.37)	N/A	3.62	N/A
MSCI World Small Cap Index	(13.91)	(9.06)	N/A	(0.64)	N/A	8.02	N/A

[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period[6]	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$857.80	$ 5.14	$1,000.00	$1,019.24	$ 5.58	1.10%
Investor A	$1,000.00	$856.60	$ 6.53	$1,000.00	$1,018.14	$ 7.10	1.40%
Investor B	$1,000.00	$852.10	$11.27	$1,000.00	$1,012.94	$12.24	2.42%
Investor C	#1,000.00	$852.70	$10.52	$1,000.00	$1,013.84	$11.44	2.26%
Class R	$1,000.00	$854.60	$ 8.67	$1,000.00	$1,015.84	$ 9.42	1.86%

[6]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	7

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.
•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).
•	Investor B Shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Funds are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.
•	Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, these shares are subject to a 1.00% CDSC if redeemed within one year of purchase.
•	Class R Shares do not incur a maximum initial sales charge (front-end load) or CDSC. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain retirement plans. Prior to January 3, 2003 for BlackRock EuroFund, and February 4, 2003 for BlackRock Global SmallCap Fund, Inc., Class R Share performance results are those of the Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on hypothetical investments of $1,000 invested on July 1, 2011 and held through December 31, 2011) are intended to assist shareholders both in calculating expenses based on investments in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including foreign currency exchange contracts as specified in Note 2 of the Notes to Financials Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or foreign currency exchange rate risk. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

8	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock EuroFund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Belgium — 3.7%
Anheuser-Busch InBev NV	149,234	$9,108,236
Denmark — 3.6%
Christian Hansen Holding A/S	152,613	3,313,530
Novo-Nordisk A/S, Class B	46,497	5,341,724
		8,655,254
Finland — 1.8%
Kone Oyj, Class B	84,076	4,352,645
France — 10.0%
AXA SA	273,403	3,534,065
BNP Paribas SA	78,731	3,065,740
Cie Generale de Geophysique — Veritas (a)	34,822	808,287
Essilor International SA	52,470	3,698,693
L’Oreal SA	43,496	4,530,095
Legrand Promesses	149,614	4,792,238
Vinci SA	88,507	3,852,574
		24,281,692
Germany — 11.3%
Daimler AG	90,843	3,979,697
Deutsche Bank AG, Registered Shares	100,587	3,812,338
Deutsche Telekom AG, Registered Shares	200,400	2,298,764
Fresenius SE & Co. KGaA	41,815	3,866,711
Kabel Deutschland Holding AG (a)	102,669	5,204,852
Linde AG	33,667	5,003,333
SAP AG	65,994	3,490,531
		27,656,226
Ireland — 2.3%
Ryanair Holdings Plc — ADR (a)	200,743	5,592,700
Italy — 5.6%
Atlantia SpA	255,630	4,080,208
Eni SpA	335,841	6,924,247
Saipem SpA	61,758	2,612,596
		13,617,051
Luxembourg — 1.7%
AZ Electronic Materials SA	1,120,459	4,181,144
Netherlands — 6.3%
ING Groep NV CVA (a)	610,793	4,368,146
Koninklijke Ahold NV	476,802	6,408,500
Koninklijke Vopak NV	59,020	3,112,295
TNT Express NV	208,922	1,556,044
		15,444,985
Spain — 1.5%
Amadeus IT Holding SA, Class A	231,969	3,745,882

Common Stocks	Shares	Value

Switzerland — 11.9%
Julius Baer Group Ltd.	88,863	$3,461,429
Nestle SA, Registered Shares	165,525	9,505,026
Roche Holding AG	64,101	10,840,650
Syngenta AG, Registered Shares	17,715	5,205,559
		29,012,664
United Kingdom — 39.9%
Barclays Plc	964,534	2,641,554
BG Group Plc	263,592	5,631,285
Burberry Group Plc	167,453	3,079,060
Centrica Plc	604,766	2,716,305
GlaxoSmithKline Plc	290,178	6,611,972
HSBC Holdings Plc	826,947	6,312,949
Imperial Tobacco Group Plc	210,598	7,969,136
International Power Plc	917,211	4,796,064
Johnson Matthey Plc	141,017	4,017,862
Land Securities Group Plc	436,302	4,303,238
Prudential Plc	433,786	4,291,952
Rio Tinto Plc	92,968	4,541,162
Rolls-Royce Holdings Plc	650,519	7,531,809
Royal Dutch Shell Plc, Class B	185,964	7,073,674
Tullow Oil Plc	319,684	6,946,153
Vodafone Group Plc	2,492,665	6,949,809
Wolseley Plc	164,832	5,451,856
Xstrata Plc	425,349	6,476,005
		97,341,845
Total Investments (Cost — $248,842,607) — 99.6%		242,990,324
Other Assets Less Liabilities — 0.4%		1,024,328
Net Assets — 100.0%		$244,014,652

(a)	Non-income producing security.
(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at June 30, 2011	Net Activity	Shares Held at December 31, 2011	Income

BlackRock Liquidity
Funds, TempFund,
Institutional Class	6,324,977	(6,324,977)	—	$1,465

(c)	Represents the current yield as of report date.
•	Foreign currency exchange contracts as of December 31, 2011 were as follows:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation

USD 1,513,210	EUR 1,170,944	Goldman Sachs
		International	1/03/12	$ (2,284)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in	ADR	American Depositary Receipts	HKD	Hong Kong Dollar
the Schedules of Investments, the names and	CAD	Canadian Dollar	INR	Indian Rupee
descriptions of many of the securities have been	CHF	Swiss Franc	JPY	Japanese Yen
abbreviated according to the following list:	EUR	Euro	USD	US Dollar

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	9

Schedule of Investments (concluded)	BlackRock EuroFund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks:
Belgium	—	$9,108,236	—	$9,108,236
Denmark	—	8,655,254	—	8,655,254
Finland	—	4,352,645	—	4,352,645
France	—	24,281,692	—	24,281,692
Germany	—	27,656,226	—	27,656,226
Ireland	$5,592,700	—	—	5,592,700
Italy	—	13,617,051	—	13,617,051
Luxembourg	—	4,181,144	—	4,181,144
Netherlands	—	15,444,985	—	15,444,985
Spain	—	3,745,882	—	3,745,882
Switzerland	—	29,012,664	—	29,012,664
United Kingdom	—	97,341,845	—	97,341,845
Total	$5,592,700	$237,397,624	—	$242,990,324

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Liabilities:
Foreign currency
exchange
contracts	—	$(2,284)	—	$(2,284)
Total	—	$(2,284)	—	$(2,284)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina — 0.4%
Arcos Dorados Holdings, Inc., Class A	196,400	$4,032,092
Australia — 2.8%
Ansell Ltd.	436,200	6,476,576
Metcash Ltd.	1,232,800	5,083,065
Mirvac Group	3,685,584	4,440,517
Mount Gibson Iron Ltd.	2,089,600	2,388,049
Myer Holdings Ltd. (a)	642,200	1,267,801
Primary Health Care Ltd.	2,236,700	7,038,785
		26,694,793
Austria — 0.3%
Schoeller-Bleckmann Oilfield Equipment AG	31,800	2,807,382
Belgium — 0.3%
D’ieteren SA	56,600	2,491,276
Bermuda — 1.5%
Dominion Petroleum Ltd. (a)(b)	53,977,848	5,693,151
Hoegh Liquified Natural Gas Holdings Ltd. (b)	592,500	5,150,659
Lazard Ltd., Class A (a)	156,887	4,096,320
		14,940,130
Brazil — 0.8%
Anhanguera Educacional Participacoes SA	102,300	1,102,389
Santos Brasil Participacoes SA	512,400	6,777,058
		7,879,447
Canada — 5.1%
Africa Oil Corp. (b)	2,076,300	3,220,176
Cathedral Energy Services Ltd.	1,066,900	7,571,717
DiagnoCure, Inc. (b)(c)	4,371,580	2,488,850
Dollarama, Inc.	69,800	3,048,933
Dollarama, Inc. (d)	126,300	5,516,908
Eastern Platinum Ltd. (b)	3,604,100	1,910,394
Eldorado Gold Corp.	418,200	5,755,253
Lundin Mining Corp. (b)	943,700	3,584,902
Open Text Corp. (b)	133,400	6,822,076
Quadra FNX Mining Ltd. (b)	511,300	7,568,495
Ultra Petroleum Corp. (b)	79,200	2,346,696
		49,834,400
China — 0.8%
51job, Inc. — ADR (a)(b)	60,700	2,545,758
Shenzhen Expressway Co., Ltd.	6,729,300	2,837,171
Sitoy Group Holdings, Ltd. (b)(d)	5,445,700	2,068,449
		7,451,378
Denmark — 1.9%
Alk-Abello A/S	59,600	3,323,255
Bavarian Nordic A/S (b)	204,900	1,364,974
Topdanmark A/S (b)	54,900	8,540,387
Tryg A/S	84,933	4,704,766
		17,933,382
Finland — 0.4%
Ramirent Oyj	490,350	3,475,110
France — 2.7%
Bonduelle SA	12,137	981,362
Eurofins Scientific SA	74,075	5,385,753
GameLoft (a)(b)	999,483	6,244,016
Ingenico	244,900	8,822,429
Ipsen SA	148,800	4,664,770
		26,098,330
Germany — 2.9%
GEA Group AG	236,350	6,672,386
Gerresheimer AG	189,900	7,900,460
NORMA Group (b)	64,535	1,334,709
Paion AG (a)(b)	473,303	336,915

Common Stocks	Shares	Value

Germany (concluded)
Rheinmetall AG	118,300	$5,238,936
Salzgitter AG	38,300	1,910,297
Symrise AG	161,000	4,287,677
		27,681,380
Hong Kong — 2.3%
AMVIG Holdings Ltd.	5,117,600	2,711,772
Clear Media Ltd. (b)	3,979,000	1,535,812
Daphne International Holdings Ltd.	3,924,300	4,359,352
Digital China Holdings, Ltd.	2,638,500	4,077,711
Emperor Watch & Jewellery Ltd. (a)	13,383,400	1,660,575
Ming Fai International Holdings Ltd.	9,372,100	1,191,627
Ports Design Ltd. (a)	1,905,600	2,874,005
Techtronic Industries Co. (a)	4,141,400	4,248,058
		22,658,912
India — 1.2%
Container Corp. of India	151,900	2,397,187
Motherson Sumi Systems Ltd.	973,100	2,493,956
Reliance Capital Ltd.	474,519	2,096,083
United Phosphorus Ltd.	1,723,700	4,115,244
		11,102,470
Ireland — 1.7%
Elan Corp. Plc (b)	585,447	8,115,736
Ryanair Holdings Plc — ADR (b)	305,396	8,508,332
		16,624,068
Israel — 0.8%
NICE Systems Ltd. — ADR (b)	225,500	7,768,475
Italy — 0.7%
DiaSorin SpA (a)	152,200	3,833,412
Salvatore Ferragamo Italia SpA (b)	234,200	3,074,713
		6,908,125
Japan — 6.7%
Asics Corp.	288,750	3,245,591
CMIC Co., Ltd.	308,100	4,985,237
Credit Saison Co., Ltd.	262,500	5,242,391
Don Quijote Co., Ltd.	132,100	4,535,480
Hisaka Works Ltd.	290,000	3,180,980
Itoham Foods, Inc.	1,655,100	6,576,875
Japan Petroleum Exploration Co.	89,900	3,508,112
JSR Corp.	413,500	7,620,882
Koito Manufacturing Co., Ltd.	101,400	1,417,318
NGK Insulators Ltd.	202,400	2,396,317
Shinsei Bank Ltd.	4,983,000	5,152,239
The Shizuoka Bank Ltd.	710,700	7,476,758
Toyo Suisan Kaisha Ltd.	95,400	2,308,650
Yakult Honsha Co., Ltd.	220,100	6,919,611
		64,566,441
Malaysia — 0.7%
AirAsia BHD	5,399,100	6,414,879
Norway — 0.4%
Electromagnetic GeoServices (b)	1,955,829	4,313,864
Portugal — 0.5%
Cimpor-Cimentos de Portugal, SGPS SA	727,500	4,996,986
Singapore — 1.4%
Avago Technologies Ltd.	248,900	7,183,254
Cityspring Infrastructure Trust	24,368,515	6,294,256
		13,477,510
South Korea — 1.4%
Dongbu Insurance Co., Ltd.	146,400	6,803,243
Kangwon Land, Inc.	282,370	6,678,243
		13,481,486

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	11

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Spain — 1.2%
Grifols SA (a)(b)	305,100	$5,112,184
Grifols SA (a)(b)	30,510	331,696
Laboratorios Farmaceuticos Rovi SA	953,594	6,282,024
		11,725,904
Switzerland — 5.0%
Addex Pharmaceuticals Ltd. (b)	100,700	590,750
Aryzta AG	207,177	9,994,890
Clariant AG (b)	454,000	4,457,358
Foster Wheeler AG (a)(b)	160,100	3,064,314
Lindt & Spruengli AG, Registered Shares	148	4,937,140
Lonza Group AG, Registered Shares	108,100	6,369,525
Sonova Holding AG, Registered Shares	63,800	6,646,833
Straumann Holding AG, Registered Shares	39,692	6,836,215
Sulzer AG	51,550	5,489,358
		48,386,383
Taiwan — 1.0%
D-Link Corp.	8,516,000	5,746,033
Lite-On Technology Corp.	3,825,451	4,303,949
		10,049,982
Thailand — 0.2%
Mermaid Maritime PCL	11,430,805	2,077,162
United Arab Emirates — 0.5%
Polarcus Ltd. (a)(b)	11,229,491	5,231,016
United Kingdom — 6.3%
Amlin Plc	1,375,900	6,701,018
APR Energy Plc (b)	229,500	3,520,532
Babcock International Group Plc	515,600	5,882,284
Britvic Plc	1,009,400	5,038,847
Charter International Plc	470,000	6,890,745
easyJet Plc (b)	681,200	4,143,099
Filtrona Plc	260,181	1,537,229
G4S Plc	517,097	2,182,696
GKN Plc	656,800	1,865,127
Halfords Group Plc	504,900	2,266,686
Hikma Pharmaceuticals Plc	252,800	2,431,060
Inchcape Plc	832,500	3,787,657
Intertek Group Plc	186,900	5,902,114
Rexam Plc	1,444,072	7,903,137
SDL Plc	112,400	1,159,978
		61,212,209
United States — 46.6%
Acme Packet, Inc. (b)	134,200	4,148,122
Acxiom Corp. (a)(b)	321,000	3,919,410
Aegerion Pharmaceuticals, Inc. (b)	166,800	2,792,232
Albemarle Corp.	146,300	7,535,913
Allete, Inc.	140,300	5,889,794
Alliant Energy Corp.	139,100	6,135,701
Alpha Natural Resources, Inc. (b)	187,800	3,836,754
American Superconductor Corp. (a)(b)	335,300	1,237,257
Aqua America, Inc.	280,900	6,193,845
Ariba, Inc. (a)(b)	146,800	4,122,144
Arris Group, Inc. (b)	646,200	6,991,884
Bill Barrett Corp. (b)	77,200	2,630,204
BioMarin Pharmaceutical, Inc. (a)(b)	213,500	7,340,130
BMC Software, Inc. (b)	165,700	5,431,646
Brocade Communications Systems, Inc. (b)	884,900	4,592,631
Cadence Design Systems, Inc. (b)	358,250	3,725,800
Camden Property Trust	59,300	3,690,832
CapitalSource, Inc. (a)	1,061,400	7,111,380
Celanese Corp., Series A	149,300	6,609,511
Collective Brands, Inc. (a)(b)	336,750	4,839,097
ComScore, Inc. (a)(b)	195,100	4,136,120
Constant Contact, Inc. (b)	174,000	4,038,540

Common Stocks	Shares	Value

United States (concluded)
Corporate Office Properties Trust	226,700	$4,819,642
Covanta Holding Corp.	284,150	3,890,014
Coventry Health Care, Inc. (b)	336,900	10,231,653
Cullen/Frost Bankers, Inc.	127,000	6,719,570
Cytec Industries, Inc.	125,100	5,585,715
DDR Corp.	515,700	6,276,069
Deckers Outdoor Corp. (b)	23,400	1,768,338
Discover Financial Services	174,100	4,178,400
Drew Industries, Inc. (b)	169,100	4,148,023
DSP Group, Inc. (a)(b)	754,749	3,932,242
Duke Realty Corp.	458,000	5,518,900
Dunkin’ Brands Group, Inc. (b)	77,800	1,943,444
Electronic Arts, Inc. (b)	416,600	8,581,960
Equinix, Inc. (a)(b)	41,647	4,223,006
F5 Networks, Inc. (b)	62,000	6,579,440
Fidelity National Financial, Inc., Class A	411,800	6,559,974
Flowers Foods, Inc.	229,150	4,349,267
Foot Locker, Inc.	218,800	5,216,192
The Fresh Market, Inc. (b)	9,900	395,010
Guess?, Inc.	204,950	6,111,609
IAC/InterActiveCorp.	148,650	6,332,490
IDEX Corp.	198,850	7,379,323
IPC The Hospitalist Co., Inc. (a)(b)	188,300	8,609,076
j2 Global, Inc.	302,700	8,517,978
Kennametal, Inc.	127,500	4,656,300
Landstar System, Inc.	159,550	7,645,636
LKQ Corp. (b)	290,263	8,731,111
Manpower, Inc.	83,200	2,974,400
Meadowbrook Insurance Group, Inc.	342,900	3,662,172
Mentor Graphics Corp. (b)	148,550	2,014,338
Mistras Group, Inc. (b)	242,900	6,191,521
National Instruments Corp.	65,000	1,686,750
National Penn Bancshares, Inc.	780,800	6,589,952
Nordson Corp.	133,200	5,485,176
Northwest Bancshares, Inc.	576,800	7,175,392
NRG Energy, Inc. (b)	156,200	2,830,344
Nuance Communications, Inc. (a)(b)	287,700	7,238,532
Oasis Petroleum, Inc. (a)(b)	339,000	9,861,510
Old National Bancorp	572,700	6,671,955
Omnicare, Inc.	308,600	10,631,270
Packaging Corp. of America	125,500	3,167,620
Pall Corp.	50,300	2,874,645
People’s United Financial, Inc.	567,500	7,292,375
PMC-Sierra, Inc. (b)	995,800	5,486,858
Polycom, Inc. (b)	409,400	6,673,220
PVH Corp. (FKA Phillips-Van Heusen Corp.)	47,300	3,334,177
QLogic Corp. (b)	434,500	6,517,500
Regis Corp.	217,200	3,594,660
Riverbed Technology, Inc. (a)(b)	201,600	4,737,600
Silgan Holdings, Inc.	132,300	5,112,072
Spirit AeroSystems Holdings, Inc., Class A (b)	292,800	6,084,384
Steel Dynamics, Inc.	274,600	3,610,990
Support.com, Inc. (b)	1,132,479	2,548,078
Terex Corp. (a)(b)	269,450	3,640,270
Timken Co.	250,100	9,681,371
UIL Holdings Corp.	246,800	8,729,316
Urban Outfitters, Inc. (b)	194,600	5,363,176
Vera Bradley, Inc. (a)(b)	94,300	3,041,175
VeriFone Systems, Inc. (b)	209,100	7,427,232
W.R. Berkley Corp.	238,500	8,202,015
The Warnaco Group, Inc. (b)	103,750	5,191,650
Wright Medical Group, Inc. (a)(b)	414,100	6,832,650
		452,005,675
Total Long-Term Investments
(Cost — $900,609,125) — 98.5%		954,320,647

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Short-Term Securities		Shares	Value

Money Market Funds
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.09% (e)(f)	15,621,636		$15,621,636
		Beneficial Interest (000)
BlackRock Liquidity Series, LLC
Money Market Series, 0.22% (e)(f)(g)	USD	61,059	61,058,653
Total Money Market Funds — 7.9%			76,680,289

Time Deposits		Par (000)
Canada — 0.0%
Brown Brothers Harriman & Co.,
0.17%, 1/03/12	CAD	2	1,901
Europe — 0.0%
JPMorgan Chase & Co., 0.06%, 1/03/12	EUR	59	76,314
Hong Kong — 0.0%
Citibank, NA, 0.01%, 1/03/12	HKD	247	31,765
Japan — 0.0%
JPMorgan Chase & Co., 0.01%, 1/03/12	JPY	3,821	49,647
Total Time Deposits — 0.0%			159,627
Total Short-Term Securities
(Cost — $76,839,913) — 7.9%			76,839,916
Total Investments (Cost — $977,449,038) — 106.4%			1,031,160,563
Liabilities in Excess of Other Assets — (6.4)%			(61,922,547)
Net Assets — 100.0%			$969,238,016

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)	Investments in companies (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2011	Shares Purchased	Shares Sold	Shares Held at December 31, 2011	Value at December 31, 2011	Realized Gain	Income
DiagnoCure, Inc.	4,371,580	—	—	4,371,580	$2,488,850	—	—

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares/Beneficial Interest Held at June 30, 2011	Net Activity	Shares/Beneficial Interest Held at December 31, 2011	Income	Realized Gain
BlackRock Liquidity
Funds, TempFund,
Institutional Class	74,139,299	(58,695,763)	15,443,536	$ 23,837	$259
BlackRock Liquidity
Series, LLC
Money Market
Series	$11,783,250	$49,275,403	$61,058,653	$138,839	—

(f)	Represents the current yield as of report date.
(g)	Security was purchased with the cash collateral from loaned securities.
•	Foreign currency exchange contracts as of December 31, 2011 were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	119,000	USD	154,001	Citibank NA	1/03/12	$14
USD	461,547	CHF	436,000	Deutsche
				Bank AG	1/03/12	(2,629)
USD	31,650	HKD	246,000	Citibank NA	1/03/12	(24)
USD	170,747	INR	9,092,253	Brown Brothers
				Harriman & Co.	1/03/12	(466)
USD	1,399,170	JPY	108,167,000	Citibank NA	1/06/12	(6,144)
Total						$(9,249)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	13

Schedule of Investments (concluded)	BlackRock Global SmallCap Fund, Inc.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$4,032,092	—	—	$4,032,092
Australia	—	$26,694,793	—	26,694,793
Austria	—	2,807,382	—	2,807,382
Belgium	—	2,491,276	—	2,491,276
Bermuda	4,096,320	10,843,810	—	14,940,130
Brazil	7,879,447	—	—	7,879,447
Canada	44,317,492	5,516,908	—	49,834,400
China	4,614,207	2,837,171	—	7,451,378
Denmark	—	17,933,382	—	17,933,382
Finland	—	3,475,110	—	3,475,110
France	—	26,098,330	—	26,098,330
Germany	336,915	27,344,465	—	27,681,380
Hong Kong	—	22,658,912	—	22,658,912
India	—	11,102,470	—	11,102,470
Ireland.	8,508,332	8,115,736	—	16,624,068
Israel	7,768,475	—	—	7,768,475
Italy	—	6,908,125	—	6,908,125
Japan	—	64,566,441	—	64,566,441
Malaysia	—	6,414,879	—	6,414,879
Norway	—	4,313,864	—	4,313,864
Portugal	—	4,996,986	—	4,996,986
Singapore	7,183,254	6,294,256	—	13,477,510
South Korea	—	13,481,486	—	13,481,486
Spain	6,613,720	5,112,184	—	11,725,904
Switzerland	3,064,314	45,322,069	—	48,386,383
Taiwan	—	10,049,982	—	10,049,982
Thailand	—	2,077,162	—	2,077,162
United Arab Emirates	—	5,231,016	—	5,231,016
United Kingdom	—	61,212,209	—	61,212,209
United States	452,005,675	—	—	452,005,675
Short-Term Securities:
Money Market Funds	15,621,636	61,058,653	—	76,680,289
Time Deposits	—	159,627	—	159,627
Total	$566,041,879	$465,118,684	—	$1,031,160,563

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$14	—	$14
Liabilities:
Foreign currency exchange contracts	—	(9,263)	—	(9,263)
Total	—	$(9,249)	—	$(9,249)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Statements of Assets and Liabilities

December 31, 2011 (Unaudited)	BlackRock EuroFund	BlackRock Global SmallCap Fund, Inc.
Assets

Investments at value — unaffiliated[1,2]	$242,990,324	$951,991,424
Investments at value — affiliated[3]	—	79,169,139
Investments sold receivable	1,558,760	2,063,916
Capital shares sold receivable	303,591	2,449,872
Dividends receivable	1,143,369	1,507,214
Foreign currency at value[4]	36	1,367,746
Securities lending income receivable — affiliated	—	18,556
Unrealized appreciation on foreign currency exchange contracts	—	14
Prepaid expenses	10,188	16,552
Total assets	246,006,268	1,038,584,433

Liabilities

Collateral on securities loaned at value	—	61,058,653
Bank overdraft	635,868	—
Investments purchased payable	—	4,058,537
Capital shares redeemed payable	991,878	2,601,696
Investment advisory fees payable	157,591	702,276
Service and distribution fees payable	44,354	314,891
Officer's and Directors’ fees payable	13,049	30,147
Other affiliates payable	771	17,196
Unrealized depreciation on foreign currency exchange contracts	2,284	9,263
Other accrued expenses payable	145,821	553,758
Total liabilities	1,991,616	69,346,417
Net Assets	$244,014,652	$969,238,016

Net Assets Consist of

Paid-in capital	412,013,038	980,876,683
Distributions in excess of net investment income	(1,272)	(9,278,564)
Accumulated net realized loss	(162,116,012)	(56,021,713)
Net unrealized appreciation/depreciation	(5,881,102)	53,661,410
Net Assets	$244,014,652	$969,238,016
[1] Securities loaned at value	—	$58,592,051
[2] Investments at cost — unaffiliated	$248,842,607	$886,465,064
[3] Investments at cost — affiliated	—	$90,983,974
[4] Foreign currency at cost	$38	$1,394,947

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	15

Statements of Assets and Liabilities (concluded)

December 31, 2011 (Unaudited)	BlackRock EuroFund	BlackRock Global SmallCap Fund, Inc.
Net Asset Value
Institutional:
Net assets	$81,002,663	$338,250,926
Shares outstanding	7,664,305	16,385,629
Net asset value	$10.57	$20.64
Par value per share	$0.10	$0.10
Shares authorized	Unlimited	100 million
Investor A:
Net assets	$145,490,159	$315,517,672
Shares outstanding	14,007,594	15,592,324
Net asset value	$10.39	$20.24
Par value per share	$0.10	$0.10
Shares authorized	Unlimited	100 million
Investor B:
Net assets	$1,219,491	$15,980,022
Shares outstanding	140,201	835,266
Net asset value	$8.70	$19.13
Par value per share	$0.10	$0.10
Shares authorized	Unlimited	100 million
Investor C:
Net assets	$14,559,566	$264,567,831
Shares outstanding	1,922,191	14,238,053
Net asset value	$7.57	$18.58
Par value per share	$0.10	$0.10
Shares authorized	Unlimited	100 million
Class R:
Net assets	$1,742,773	$34,921,565
Shares outstanding	216,323	1,809,626
Net asset value	$8.06	$19.30
Par value per share	$0.10	$0.10
Shares authorized	Unlimited	100 million

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Statements of Operations

Six Months Ended December 31, 2011 (Unaudited)	BlackRock EuroFund	BlackRock Global SmallCap Fund, Inc.

Investment Income

Dividends — unaffiliated	$2,000,724	$7,644,097
Securities lending — affiliated	—	138,839
Dividends — affiliated	1,465	23,837
Interest	—	24,844
Foreign taxes withheld	(128,621)	(641,105)
Total income	1,873,568	7,190,512

Expenses

Investment advisory	1,051,555	4,477,609
Service — Investor A	208,569	406,364
Service and distribution — Investor B	8,112	97,867
Service and distribution — Investor C	86,353	1,450,248
Service and distribution — Class R	4,720	97,466
Transfer agent — Institutional	114,812	312,370
Transfer agent — Investor A	144,875	335,644
Transfer agent — Investor B	12,271	47,081
Transfer agent — Investor C	27,796	459,214
Transfer agent — Class R	5,571	81,237
Custodian	56,426	149,088
Accounting services	39,688	171,145
Professional	34,500	50,110
Registration	29,485	44,124
Printing	18,819	48,166
Officer and Directors	9,657	21,674
Miscellaneous	17,720	24,940
Total expenses	1,870,929	8,274,347
Less fees waived by advisor	(1,147)	(20,017)
Total expenses after fees waived	1,869,782	8,254,330
Net investment income (loss)	3,786	(1,063,818)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments — unaffiliated	(34,913,575)	(3,535,439)
Investments — affiliated	—	259
Foreign currency transactions	(49,772)	5,082
	(34,963,347)	(3,530,098)
Net change in unrealized appreciation/depreciation on:
Investments	(38,990,976)	(172,270,344)
Foreign currency transactions	(143,889)	(80,536)
	(39,134,865)	(172,350,880)
Total realized and unrealized loss	(74,098,212)	(175,880,978)
Net Decrease in Net Assets Resulting from Operations	$(74,094,426)	$(176,944,796)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	17

Statements of Changes in Net Assets

	BlackRock EuroFund		BlackRock Global SmallCap Fund, Inc.
Increase (Decrease) in Net Assets:	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Operations
Net investment income (loss)	$3,786	$9,189,810	$(1,063,818)	$1,058,107
Net realized gain (loss)	(34,963,347)	40,375,643	(3,530,098)	132,203,670
Net change in unrealized appreciation/depreciation	(39,134,865)	58,852,241	(172,350,880)	180,752,359
Net increase (decrease) in net assets resulting from operations	(74,094,426)	108,417,694	(176,944,796)	314,014,136

Dividends to Shareholders From
Net investment income:
Institutional	(3,113,501)	(1,892,036)	(4,875,911)	(3,077,979)
Investor A	(5,301,625)	(3,199,961)	(3,701,233)	(1,672,239)
Investor B	(9,005)	—	—	—
Investor C	(563,107)	(284,076)	(479,989)	—
Class R	(67,144)	(35,722)	(217,067)	(107,738)
Decrease in net assets resulting from dividends to shareholders	(9,054,382)	(5,411,795)	(9,274,200)	(4,857,956)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(24,088,695)	(69,111,364)	(82,441,744)	(22,505,798)

Redemption Fee
Redemption fee	—	3,757	—	24,045

Net Assets
Total increase (decrease) in net assets	(107,237,503)	33,898,292	(268,660,740)	286,674,427
Beginning of period	351,252,155	317,353,863	1,237,898,756	951,224,329
End of period	$244,014,652	$351,252,155	$969,238,016	$1,237,898,756
Undistributed (distributions in excess of) net investment income	$(1,272)	$9,049,324	$(9,278,564)	$1,059,454

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Financial Highlights	BlackRock EuroFund

	Institutional
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,			Period November 1, 2007 to June 30,	Year Ended October 31,
		2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.97	$10.41	$10.65	$18.07	$25.59	$23.02	$17.54
Net investment income (loss)[1]	0.01	0.36	0.21	0.33	0.43	0.46	0.55
Net realized and unrealized gain (loss)	(3.00)	3.41	(0.05)	(6.63)	(3.61)	4.56	5.32
Net increase (decrease) from investment operations	(2.99)	3.77	0.16	(6.30)	(3.18)	5.02	5.87
Dividends and distributions from:
Net investment income	(0.41)	(0.21)	(0.40)	(0.40)	(0.55)	(0.72)	(0.39)
Net realized gain	—	—	—	(0.72)	(3.79)	(1.74)	—
Total dividends and distributions	(0.41)	(0.21)	(0.40)	(1.12)	(4.34)	(2.46)	(0.39)
Redemption fee	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.00 [2]
Net asset value, end of period	$10.57	$13.97	$10.41	$10.65	$18.07	$25.59	$23.02

Total Investment Return[3]
Based on net asset value	(21.35)%[4]	36.42%[5]	0.78%[5]	(34.12)%[5]	(13.97)%[4]	24.46%	34.03%[6]

Ratios to Average Net Assets
Total expenses	1.14%[7]	1.05%	1.09%	1.11%	1.03%[7]	1.01%	0.99%
Total expenses after fees waived	1.14%[7]	1.05%	1.08%	1.11%	1.03%[7]	1.01%	0.99%
Net investment income	0.19%[7]	2.80%	1.73%	2.83%	3.23%[7]	2.01%	2.68%

Supplemental Data
Net assets, end of period (000)	$81,003	$114,551	$101,632	$133,540	$274,010	$361,175	$330,849
Portfolio turnover	95%	148%	161%	124%	30%	63%	76%

[1]	Based on average shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6]	A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	19

Financial Highlights (continued)	BlackRock EuroFund

	Investor A
	Six Months Ended December 31, 2011	Year Ended June 30,			Period November 1, 2007 to June 30,	Year Ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.71	$10.22	$10.47	$17.78	$25.24	$22.72	$17.33
Net investment income[1]	—	0.33	0.18	0.30	0.40	0.44	0.50
Net realized and unrealized gain (loss)	(2.94)	3.35	(0.05)	(6.52)	(3.56)	4.48	5.24
Net increase (decrease) from investment operations	(2.94)	3.68	0.13	(6.22)	(3.16)	4.92	5.74
Dividends and distributions from:
Net investment income	(0.38)	(0.19)	(0.38)	(0.37)	(0.51)	(0.67)	(0.35)
Net realized gain	—	—	—	(0.72)	(3.79)	(1.74)	—
Total dividends and distributions	(0.38)	(0.19)	(0.38)	(1.09)	(4.30)	(2.41)	(0.35)
Redemption fee	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.00 [2]
Net asset value, end of period	$10.39	$13.71	$10.22	$10.47	$17.78	$25.24	$22.72

Total Investment Return[3]
Based on net asset value	(21.40)%[4]	36.15%[5]	0.53%[5]	(34.21)%[5]	(14.09)%[4]	24.29%	33.64%[6]

Ratios to Average Net Assets
Total expenses	1.32%[7]	1.25%	1.28%	1.30%	1.21%[7]	1.20%	1.24%
Total expenses after fees waived	1.32%[7]	1.25%	1.28%	1.30%	1.21%[7]	1.20%	1.24%
Net investment income	0.02%[7]	2.56%	1.51%	2.68%	3.07%[7]	1.92%	2.49%

Supplemental Data
Net assets, end of period (000)	$145,490	$210,047	$189,788	$219,697	$427,206	$550,341	$453,104
Portfolio turnover	95%	148%	161%	124%	30%	63%	76%

[1]	Based on average shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6]	A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
[7]	Annualized.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Financial Highlights (continued)	BlackRock EuroFund

	Investor B
	Six Months Ended December 31, 2011	Year Ended June 30,			Period November 1, 2007 to June 30,	Year Ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.28	$8.41	$8.57	$14.70	$21.49	$19.59	$14.99
Net investment income (loss)[1]	(0.10)	0.07	(0.01)	0.11	0.19	0.17	0.30
Net realized and unrealized gain (loss)	(2.42)	2.80	(0.04)	(5.35)	(2.94)	3.86	4.54
Net increase (decrease) from investment operations	(2.52)	2.87	(0.05)	(5.24)	(2.75)	4.03	4.84
Dividends and distributions from:
Net investment income	(0.06)	—	(0.11)	(0.17)	(0.25)	(0.40)	(0.24)
Net realized gain	—	—	—	(0.72)	(3.79)	(1.74)	—
Total dividends and distributions	(0.06)	—	(0.11)	(0.89)	(4.04)	(2.14)	(0.24)
Redemption fee	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.00 [2]
Net asset value, end of period	$8.70	$11.28	$8.41	$8.57	$14.70	$21.49	$19.59

Total Investment Return[3]
Based on net asset value	(22.31)%[4]	34.13%[5]	(0.85)%[5]	(34.98)%[5]	(14.61)%[4]	23.12%	32.63%[6]

Ratios to Average Net Assets
Total expenses	3.41%[7]	2.79%	2.64%	2.47%	2.10%[7]	2.12%	2.01%
Total expenses after fees waived	3.41%[7]	2.79%	2.64%	2.47%	2.10%[7]	2.12%	2.01%
Net investment income (loss)	(2.05)%[7]	0.63%	(0.05)%	1.11%	1.77%[7]	0.98%	1.73%

Supplemental Data
Net assets, end of period (000)	$1,219	$2,210	$2,854	$5,013	$19,943	$42,829	$62,273
Portfolio turnover	95%	148%	161%	124%	30%	63%	76%

[1]	Based on average shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6]	A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	21

Financial Highlights (continued)	BlackRock EuroFund

	Investor C
	Six Months Ended December 31, 2011	Year Ended June 30,			Period November 1, 2007 to June 30,	Year Ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.06	$7.54	$7.81	$13.67	$20.42	$18.86	$14.47
Net investment income (loss)[1]	(0.04)	0.16	0.06	0.15	0.22	0.21	0.29
Net realized and unrealized gain (loss)	(2.16)	2.47	(0.03)	(5.02)	(2.79)	3.63	4.36
Net increase (decrease) from investment operations	(2.20)	2.63	0.03	(4.87)	(2.57)	3.84	4.65
Dividends and distributions from:
Net investment income	(0.29)	(0.11)	(0.30)	(0.27)	(0.39)	(0.55)	(0.26)
Net realized gain	—	—	—	(0.72)	(3.79)	(1.74)	—
Total dividends and distributions	(0.29)	(0.11)	(0.30)	(0.99)	(4.18)	(2.29)	(0.26)
Redemption fee	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.00 [2]
Net asset value, end of period	$7.57	$10.06	$7.54	$7.81	$13.67	$20.42	$18.86

Total Investment Return[3]
Based on net asset value	(21.84)%[4]	35.01%[5]	(0.36)%[5]	(34.75)%[5]	(14.57)%[4]	23.26%	32.57%[6]

Ratios to Average Net Assets
Total expenses	2.22%[7]	2.11%	2.13%	2.15%	2.01%[7]	2.00%	2.01%
Total expenses after fees waived	2.22%[7]	2.11%	2.13%	2.15%	2.01%[7]	2.00%	2.01%
Net investment income (loss)	(0.87)%[7]	1.66%	0.64%	1.73%	2.21%[7]	1.11%	1.71%

Supplemental Data
Net assets, end of period (000)	$14,560	$22,169	$20,997	$25,504	$56,909	$79,355	$60,160
Portfolio turnover	95%	148%	161%	124%	30%	63%	76%

[1]	Based on average shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6]	A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
[7]	Annualized.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Financial Highlights (concluded)	BlackRock EuroFund

	Class R
	Six Months Ended December 31, 2011	Year Ended June 30,			Period November 1, 2007 to June 30,	Year Ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.72	$8.02	$8.29	$14.50	$21.45	$19.74	$15.14
Net investment income (loss)[1]	(0.03)	0.19	0.08	0.20	0.29	0.29	0.41
Net realized and unrealized gain (loss)	(2.31)	2.65	(0.02)	(5.36)	(2.97)	3.80	4.55
Net increase (decrease) from investment operations	(2.34)	2.84	0.06	(5.16)	(2.68)	4.09	4.96
Dividends and distributions from:
Net investment income	(0.32)	(0.14)	(0.33)	(0.33)	(0.48)	(0.65)	(0.36)
Net realized gain	—	—	—	(0.72)	(3.79)	(1.74)	—
Total dividends and distributions	(0.32)	(0.14)	(0.33)	(1.05)	(4.27)	(2.39)	(0.36)
Redemption fee	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.00 [2]
Net asset value, end of period	$8.06	$10.72	$8.02	$8.29	$14.50	$21.45	$19.74

Total Investment Return[3]
Based on net asset value	(21.76)%[4]	35.54%[5]	(0.05)%[5]	(34.73)%[5]	(14.39)%[4]	23.60%	33.36%[6]

Ratios to Average Net Assets
Total expenses	1.99%[7]	1.85%	1.87%	2.02%	1.72%[7]	1.71%	1.49%
Total expenses after fees waived	1.99%[7]	1.85%	1.86%	2.02%	1.72%[7]	1.71%	1.49%
Net investment income	(0.67)%[7]	1.90%	0.87%	2.29%	2.73%[7]	1.48%	2.30%

Supplemental Data
Net assets, end of period (000)	$1,743	$2,275	$2,083	$2,713	$3,840	$4,509	$1,948
Portfolio turnover	95%	148%	161%	124%	30%	63%	76%

[1]	Based on average shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6]	A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	23

Financial Highlights	BlackRock Global SmallCap Fund, Inc.

	Institutional
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$24.41	$18.32	$16.17	$24.45	$29.24	$25.77
Net investment income[1]	0.03	0.13	0.06	0.11	0.12	0.11
Net realized and unrealized gain (loss)[2]	(3.50)	6.13	2.09	(6.59)	(0.30)	6.37
Net increase (decrease) from investment operations	(3.47)	6.26	2.15	(6.48)	(0.18)	6.48
Dividends and distributions from:
Net investment income	(0.30)	(0.17)	—	(0.04)	(0.32)	—
Net realized gain	—	—	—	(1.76)	(4.29)	(3.01)
Total dividends and distributions	(0.30)	(0.17)	—	(1.80)	(4.61)	(3.01)
Net asset value, end of period	$20.64	$24.41	$18.32	$16.17	$24.45	$29.24

Total Investment Return[3]
Based on net asset value	(14.22)%[4]	34.25%[5]	13.30%[5]	(27.75)%[5]	(1.08)%	28.15%

Ratios to Average Net Assets
Total expenses	1.11%[6]	1.08%	1.12%	1.20%	1.12%	1.15%
Total expenses after fees waived	1.10%[6]	1.08%	1.12%	1.20%	1.12%	1.15%
Net investment income	0.27%[6]	0.58%	0.31%	0.65%	0.46%	0.42%

Supplemental Data
Net assets, end of period (000)	$338,251	$461,012	$326,440	$250,720	$399,802	$411,767
Portfolio turnover	38%	82%	73%	114%	97%	95%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6]	Annualized.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Financial Highlights (continued)	BlackRock Global SmallCap Fund, Inc.

	Investor A
	Six Months Ended December 31, 2011	Year Ended June 30,
	(Unaudited)	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$23.91	$17.95	$15.89	$24.10	$28.85	$25.50
Net investment income (loss)[1]	(0.00)[2]	0.06	(0.00)[2]	0.06	0.05	0.04
Net realized and unrealized gain (loss)[3]	(3.43)	6.01	2.06	(6.50)	(0.30)	6.29
Net increase (decrease) from investment operations	(3.43)	6.07	2.06	(6.44)	(0.25)	6.33
Dividends and distributions from:
Net investment income	(0.24)	(0.11)	—	(0.01)	(0.25)	—
Net realized gain	—	—	—	(1.76)	(4.25)	(2.98)
Total dividends and distributions	(0.24)	(0.11)	—	(1.77)	(4.50)	(2.98)
Net asset value, end of period	$20.24	$23.91	$17.95	$15.89	$24.10	$28.85

Total Investment Return[4]
Based on net asset value	(14.34)%[5]	33.88%[6]	12.96%[6]	(27.99)%[6]	(1.36)%	27.78%

Ratios to Average Net Assets
Total expenses	1.40%[7]	1.38%	1.42%	1.50%	1.40%	1.42%
Total expenses after fees waived	1.40%[7]	1.38%	1.42%	1.50%	1.40%	1.42%
Net investment income (loss)	(0.04)%[7]	0.27%	(0.01)%	0.36%	0.19%	0.15%

Supplemental Data
Net assets, end of period (000)	$315,518	$360,144	$264,526	$226,362	$330,282	$334,022
Portfolio turnover	38%	82%	73%	114%	97%	95%

[1]	Based on average shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Includes a redemption fee, which is less than $0.01 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	25

Financial Highlights (continued)	BlackRock Global SmallCap Fund, Inc.

	Investor B

	Six Months Ended December 31, 2011	Year Ended June 30,
	(Unaudited)	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$22.45	$16.93	$15.12	$23.13	$27.71	$24.67
Net investment loss[1]	(0.10)	(0.14)	(0.17)	(0.09)	(0.17)	(0.16)
Net realized and unrealized gain (loss)[2]	(3.22)	5.66	1.98	(6.23)	(0.27)	6.06
Net increase (decrease) from investment operations	(3.32)	5.52	1.81	(6.32)	(0.44)	5.90
Dividends from net realized gain	—	—	—	(1.69)	(4.14)	(2.86)
Net asset value, end of period	$19.13	$22.45	$16.93	$15.12	$23.13	$27.71

Total Investment Return[3]
Based on net asset value	(14.79)%[4]	32.60%[5]	11.97%[5]	(28.62)%[5]	(2.14)%	26.79%

Ratios to Average Net Assets
Total expenses	2.42%[6]	2.29%	2.33%	2.37%	2.21%	2.21%
Total expenses after fees waived	2.42%[6]	2.29%	2.33%	2.37%	2.21%	2.21%
Net investment loss	(1.05)%[6]	(0.67)%	(0.96)%	(0.56)%	(0.68)%	(0.66)%

Supplemental Data
Net assets, end of period (000)	$15,980	$25,054	$28,247	$40,600	$91,693	$130,954
Portfolio turnover	38%	82%	73%	114%	97%	95%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6]	Annualized.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Financial Highlights (continued)	BlackRock Global SmallCap Fund, Inc.

	Investor C
	Six Months Ended December 31, 2011	Year Ended June 30,
	(Unaudited)	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$21.83	$16.45	$14.68	$22.50	$27.15	$24.25
Net investment loss[1]	(0.09)	(0.11)	(0.15)	(0.08)	(0.16)	(0.16)
Net realized and unrealized gain (loss)[2]	(3.13)	5.49	1.92	(6.05)	(0.28)	5.94
Net increase (decrease) from investment operations	(3.22)	5.38	1.77	(6.13)	(0.44)	5.78
Dividends and distributions from:
Net investment income	(0.03)	—	—	—	(0.06)	—
Net realized gain	—	—	—	(1.69)	(4.15)	(2.88)
Total dividends and distributions	(0.03)	—	—	(1.69)	(4.21)	(2.88)
Net asset value, end of period	$18.58	$21.83	$16.45	$14.68	$22.50	$27.15

Total Investment Return[3]
Based on net asset value	(14.73)%[4]	32.71%[5]	12.06%[5]	(28.58)%[5]	(2.19)%	26.79%

Ratios to Average Net Assets
Total expenses	2.26%[6]	2.21%	2.27%	2.35%	2.21%	2.21%
Total expenses after fees waived	2.26%[6]	2.21%	2.27%	2.35%	2.21%	2.21%
Net investment loss	(0.90)%[6]	(0.57)%	(0.86)%	(0.51)%	(0.64)%	(0.63)%

Supplemental Data
Net assets, end of period (000)	$264,568	$345,372	$293,633	$281,387	$470,280	$518,216
Portfolio turnover	38%	82%	73%	114%	97%	95%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	27

Financial Highlights (concluded)	BlackRock Global SmallCap Fund, Inc.

	Class R
	Six Months Ended December 31, 2011	Year Ended June 30,
	(Unaudited)	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$22.72	$17.09	$15.18	$23.18	$27.94	$24.83
Net investment loss[1]	(0.05)	(0.03)	(0.08)	(0.02)	(0.05)	(0.04)
Net realized and unrealized gain (loss)[2]	(3.25)	5.71	1.99	(6.25)	(0.30)	6.10
Net increase (decrease) from investment operations	(3.30)	5.68	1.91	(6.27)	(0.35)	6.06
Dividends and distributions from:
Net investment income	(0.12)	(0.05)	—	—	(0.20)	—
Net realized gain	—	—	—	(1.73)	(4.21)	(2.95)
Total dividends and distributions	(0.12)	(0.05)	—	(1.73)	(4.41)	(2.95)
Net asset value, end of period	$19.30	$22.72	$17.09	$15.18	$23.18	$27.94

Total Investment Return[3]
Based on net asset value	(14.54)%[4]	33.24%[5]	12.58%[5]	(28.37)%[5]	(1.77)%	27.42%

Ratios to Average Net Assets
Total expenses	1.86%[6]	1.81%	1.84%	2.00%	1.81%	1.73%
Total expenses after fees waived	1.86%[6]	1.81%	1.84%	2.00%	1.81%	1.73%
Net investment loss	(0.50)%[6]	(0.16)%	(0.42)%	(0.13)%	(0.20)%	(0.15)%

Supplemental Data
Net assets, end of period (000)	$34,922	$46,316	$38,378	$33,571	$46,275	$33,662
Portfolio turnover	38%	82%	73%	114%	97%	95%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6]	Annualized.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock EuroFund (“EuroFund”) and BlackRock Global SmallCap Fund, Inc. (“Global SmallCap”) (the “Funds”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. EuroFund is organized as a Massachusetts business trust. Global SmallCap is organized as a Maryland corporation. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a CDSC. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Directors of the Funds (the “Board”). Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Funds value their investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Funds may withdraw up to 25% of their investments daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Funds’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	29

Notes to Financial Statements (continued)

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., foreign currency exchange contracts), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Securities Lending: The Funds may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Funds earn dividend or interest income on the securities loaned but do not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended December 31, 2011, any securities on loan were collateralized by cash.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Funds’ US federal tax returns remains open for each of the four periods ended June 30, 2011. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

In December 2011, the FASB issued guidance that will enhance current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting agreements or similar agreements and will require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statements of Assets and Liabilities. The guidance is effective for

30	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Notes to Financial Statements (continued)

financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Funds are allocated daily to each class based on its relative net assets.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Funds’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty.

The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between a Fund and each of its respective counterparties. An ISDA Master Agreement allows each Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Funds manage counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Foreign Currency Exchange Contracts: The Funds enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of December 31, 2011
Asset Derivatives

	Statement of Assets		Global
	and Liabilities		SmallCap
	Location	EuroFund	Fund
Unrealized appreciation
Foreign currency	on foreign currency
exchange contracts	exchange contracts	—	$14
Liability Derivatives

	Statement of Assets		Global
	and Liabilities		SmallCap
	Location	EuroFund	Fund
Unrealized depreciation
Foreign currency	on foreign currency
exchange contracts	exchange contracts	$(2,284)	$(9,263)

The Effect of Derivative Financial Instruments in the Statements of Operations
Six Months Ended December 31, 2011

Net Realized Gain (Loss) from

Global
SmallCap
		EuroFund	Fund
Foreign currency
exchange contracts		$(21,021)	$32,969

Net Change in Unrealized Appreciation/Depreciation on

Global
SmallCap
		EuroFund	Fund
Foreign currency
exchange contracts		$(7,331)	$33,729

For the six months ended December 31, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

		Global
		SmallCap
	EuroFund	Fund
Foreign currency exchange contracts:
Average number of
contracts purchased	2	6
Average number of
contracts sold	2	10
Average US dollar amount purchased	$1,631,406	$1,437,967
Average US dollar amount sold	$2,014,798	$3,325,607

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	31

Notes to Financial Statements (continued)

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

	Investment Advisory Fee
		Global
Average Daily Net Assets	EuroFund	SmallCap
First $1 billion	0.75%	0.85%
$1 – $3 billion	0.71%	0.80%
$3 – $5 billion	0.68%	0.77%
$5 – $10 billion	0.65%	0.74%
Greater than $10 billion	0.64%	0.72%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by advisor in the Statements of Operations.

The Manager, on behalf of EuroFund, entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”) and BlackRock International Ltd, (“BIL”), both affiliates of the Manager. The Manager pays BIM and BIL, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

The Manager, on behalf of Global SmallCap, entered into a sub-advisory agreement with BIM. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

For the six months ended December 31, 2011, the Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

EuroFund	$1,147
Global SmallCap	$737

The Funds received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and have retained BIM as the securities lending agent. BIM may, on behalf of the Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedules of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Funds retain 65% of securities lending income and pay a fee to BIM equal to 35% of such income. The share of income earned by the Funds on such investments is shown as securities lending — affiliated in the Statements of Operations. For the six months ended December 31, 2011, BIM received $74,678 in securities lending agent fees related to securities lending activities for Global SmallCap.

The Funds entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended December 31, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Investor A
EuroFund	$ 395
Global SmallCap	$26,954

32	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Notes to Financial Statements (continued)

For the six months ended December 31, 2011, affiliates received the following CDSC relating to transactions in Investor A, Investor B and Investor C Shares:

	Investor A	Investor B	Investor C
EuroFund	—	$ 900	$ 387
Global SmallCap	$952	$4,167	$12,880

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, record-keeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended December 31, 2011, the Funds paid the following to affiliates in return for these services, which are included in transfer agent in the Statements of Operations:

		Global
	EuroFund	SmallCap
Institutional	—	$876
Investor A	$194	—

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended December 31, 2011, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

		Global
	EuroFund	SmallCap
Institutional	$1,644	$1,278
Investor A	$2,214	$3,348
Investor B	$ 120	$ 402
Investor C	$ 318	$3,486
Class R	$ 18	$ 282

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2011, were as follows:

	Purchases	Sales
EuroFund	$269,245,856	$301,165,835
Global SmallCap	$389,912,955	$423,945,033

5. Income Tax Information:

As of June 30, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

		Global
Expires June 30,	EuroFund	SmallCap
2017	$ 38,781,995	—
2018	$ 85,950,061	$47,283,515
Total	$124,732,056	$47,283,515

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after June 30, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

		Global
	EuroFund	SmallCap
Tax cost	$251,263,213	$990,912,659
Gross unrealized appreciation	$10,563,187	$147,729,448
Gross unrealized depreciation	(18,836,076)	(107,481,544)
Net unrealized appreciation (depreciation)	$(8,272,889)	$40,247,904

6. Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates, are a party to a $500 million credit agreement with a group of lenders, which expired in November 2011. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2010. Effective November 2011, the credit agreement was renewed until November 2012 with the following terms: a commitment fee of 0.065% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2011. The Funds did not borrow under the credit agreement during the six months ended December 31, 2011.

7. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	33

Notes to Financial Statements (continued)

fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, they assume the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the US. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in US securities. Please see the Schedules of Investments for concentrations in specific countries.

As of December 31, 2011, the Funds had the following industry classifications:

		Global
Industry	EuroFund	SmallCap
Oil, Gas and Consumable Fuels	11%	4%
Pharmaceuticals	9	3
Chemicals	9	4
Metals & Mining	5	3
Commercial Bank	5	4
Machinery	2	6
Software	1	5
Insurance	3	5
Other*	55	66

*	All other industries held were each less than 5% of long-term investments.

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended		Year Ended
	December 31, 2011		June 30, 2011
EuroFund	Shares	Amount	Shares	Amount
Institutional
Shares sold	362,610	$4,432,806	635,951	$8,391,505
Shares issued to shareholders in reinvestment of dividends	256,117	2,673,909	124,253	1,606,600
Shares redeemed	(1,152,678)	(13,208,952)	(2,327,524)	(30,057,905)
Net decrease	(533,951)	$(6,102,237)	(1,567,320)	$(20,059,800)

Investor A
Shares sold and automatic conversion of shares	304,774	$3,463,888	755,888	$9,662,178
Shares issued to shareholders in reinvestment of dividends	433,127	4,444,240	214,075	2,718,959
Shares redeemed	(2,046,566)	(23,058,716)	(4,226,727)	(53,901,924)
Net decrease	(1,308,665)	$(15,150,588)	(3,256,764)	$(41,520,787)

Investor B
Shares sold	3,925	$37,386	17,655	$184,504
Shares issued to shareholders in reinvestment of dividends	938	8,070	—	—
Shares redeemed and automatic conversion of shares	(60,638)	(557,043)	(161,181)	(1,710,898)
Net decrease	(55,775)	$(511,587)	(143,526)	$(1,526,394)

Investor C
Shares sold	32,450	$277,312	188,792	$1,786,905
Shares issued to shareholders in reinvestment of dividends	65,406	489,907	26,764	250,812
Shares redeemed	(378,320)	(3,118,238)	(797,295)	(7,553,611)
Net decrease	(280,464)	$(2,351,019)	(581,739)	$(5,515,894)

34	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Notes to Financial Statements (concluded)

	Six Months Ended		Year Ended
	December 31, 2011		June 30, 2011
EuroFund (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	29,939	$254,660	79,321	$798,996
Shares issued to shareholders in reinvestment of dividends	8,435	67,141	3,586	35,720
Shares redeemed	(34,397)	(295,065)	(130,096)	(1,323,205)
Net increase (decrease)	3,977	$26,736	(47,189)	$(488,489)

Global SmallCap
Institutional
Shares sold	1,591,484	$34,383,314	4,938,908	$112,932,545
Shares issued to shareholders in reinvestment of dividends and distributions	203,893	4,211,269	117,365	2,686,457
Shares redeemed	(4,293,630)	(90,925,200)	(3,986,507)	(89,466,372)
Net increase (decrease)	(2,498,253)	$(52,330,617)	1,069,766	$26,152,630

Investor A
Shares sold and automatic conversion of shares	2,373,074	$50,014,186	3,528,534	$78,962,695
Shares issued to shareholders in reinvestment of dividends and distributions	160,456	3,246,076	68,162	1,530,241
Shares redeemed	(2,006,783)	(42,466,906)	(3,264,394)	(72,032,675)
Net increase	526,747	$10,793,356	332,302	$8,460,261

Investor B
Shares sold	17,525	$348,175	55,552	$1,139,377
Shares redeemed and automatic conversion of shares	(298,101)	(5,929,431)	(608,046)	(12,505,060)
Net decrease	(280,576)	$(5,581,256)	(552,494)	$(11,365,683)

Investor C
Shares sold	1,007,789	$19,397,817	2,173,174	$43,983,202
Shares issued to shareholders in reinvestment of dividends and distributions	21,916	407,446	—	—
Shares redeemed	(2,614,200)	(50,554,959)	(4,204,450)	(85,067,157)
Net decrease	(1,584,495)	$(30,749,696)	(2,031,276)	$(41,083,955)

Class R
Shares sold	283,421	$5,749,063	949,113	$19,922,226
Shares issued to shareholders in reinvestment of dividends and distributions	11,242	216,966	5,028	107,553
Shares redeemed	(523,684)	(10,539,560)	(1,161,469)	(24,698,830)
Net decrease	(229,021)	$(4,573,531)	(207,328)	$(4,669,051)

Prior to April 1, 2011, there was a 2% redemption fee on shares redeemed or exchanged that have been held 30 days or less. The redemption fees were collected and retained by the Funds for the benefit of the remaining shareholders. The redemption fees were recorded as a credit to paid-in capital. Effective April 1, 2011, the redemption fee was terminated and is no longer charged by the Funds.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	35

Officers and Directors

Robert M. Hernandez, Chairman of the Board and Director
Fred G. Weiss, Vice Chairman of the Board and Director
Paul L. Audet, President1 and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Honorable Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
John M. Perlowski, President2 and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
   and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

1 For EuroFund.

2 For Global SmallCap Fund.

Effective September 13, 2011, Richard S. Davis resigned as Director of the Funds, and Paul L. Audet became Director of the Funds.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisors
BlackRock Investment Management, LLC
Princeton, NJ 08540

BlackRock International Limited3
Edinburgh, EH3 8JB, United Kingdom

Custodians
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
BNY Mellon Investment Servicing (US), Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

3 For EuroFund only.

36	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	37

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

38	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund	BlackRock Global Dynamic Equity Fund	BlackRock Mid-Cap Value Equity Portfolio
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Emerging Markets Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Asset Allocation Portfolio†	BlackRock Global Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Health Sciences Opportunities Portfolio	BlackRock Russell 1000 Index Fund
BlackRock Capital Appreciation Fund	BlackRock Index Equity Portfolio	BlackRock Science & Technology
BlackRock China Fund	BlackRock India Fund	Opportunities Portfolio
BlackRock Commodity Strategies Fund	BlackRock International Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Emerging Markets Long/Short	BlackRock International Index Fund	BlackRock Small Cap Growth Fund II
Equity Fund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Energy & Resources Portfolio	BlackRock Large Cap Core Fund	BlackRock S&P 500 Index Fund
BlackRock Equity Dividend Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Stock Fund
BlackRock EuroFund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Focus Growth Fund	BlackRock Large Cap Value Fund	BlackRock Value Opportunities Fund
BlackRock Global Allocation Fund†	BlackRock Latin America Fund	BlackRock World Gold Fund
BlackRock Global Dividend Income Portfolio	BlackRock Mid-Cap Growth Equity Portfolio

Fixed Income Funds

BlackRock Bond Index Fund	BlackRock Inflation Protected Bond Portfolio	BlackRock Strategic Income
BlackRock Core Bond Portfolio	BlackRock International Bond Portfolio	Opportunities Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock Total Return Fund
BlackRock Floating Rate Income Portfolio	BlackRock Low Duration Bond Portfolio	BlackRock US Government Bond Portfolio
BlackRock Global Long/Short Credit Fund	BlackRock Multi-Asset Income Portfolio†	BlackRock World Income Fund
BlackRock GNMA Portfolio	BlackRock Multi-Sector Bond Portfolio	US Mortgage Portfolio
BlackRock High Yield Bond Portfolio

Municipal Bond Funds
BlackRock California Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund

Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		LifePath Portfolios		LifePath Index Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055	2030	2055
			2035		2035

† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	39

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Funds’ current prospectus for a description of risks associated with global investments.

#EGSC-12/11-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –	Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: March 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: March 1, 2012

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: March 1, 2012

3